Subsequent Event - (Narrative) (Details) (Foreign Currency Forward Contract [Member], Not Designated as Hedging Instrument [Member]) In Millions, unless otherwise specified	6 Months Ended		0 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 MXN	Jan. 30, 2013 Subsequent Event [Member] USD ($)	Jan. 30, 2013 Subsequent Event [Member] MXN
Subsequent Event [Line Items]
Aggregate notional amount of foreign currency forward contracts	$ 325.0	4,202.3	$ 65.0	853.0
Weighted average forward exchange rate of derivatives (in Ps per USD)		12.93		13.12
Derivative maturity date	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2013